Rule 497(e)
                                                             File Nos. 333-01153



                            SCHWAB SELECT ANNUITY(R)

                         SUPPLEMENT DATED JULY 16, 2004
                 To the Prospectus dated April 30, 2004 for the
                        Variable Annuity-1 Series Account
                 of Great-West Life & Annuity Insurance Company

Please note the following changes to your Prospectus.

Pursuant to its agreement with the New York Attorney General's Office, Janus has lowered its management fees for shareholders in all long-term funds and portfolios, including the Janus Aspen Series funds in your Schwab Select
Annuity(R). The lower fees became effective July 1, 2004. Appendix D, on page 53 of your Prospectus, is hereby replaced with the revised Appendix D below, which reflects the lowered management fees of Janus.
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Appendix D--Expenses of Each Sub-Account's Underlying Portfolio
            (as a percentage of Portfolio average net assets,
             before and after fee waivers and expense reimbursements as of December 31, 2003)*



                                Management   Other   12b-1   Total Portfolio    Total     Total Portfolio
                                Fees         fees    fees    Expenses Before    Fee       Expenses After
                                                             Fee Waivers        Waivers   Fee Waivers
A I M V.I. High Yield Fund -
Series I Shares
(formerly INVESCO VIF High      0.63%        0.43%   0.00%   1.06%              0.01%     1.05%
Yield Fund)
Alger American Growth           0.75%        0.10%   0.00%   0.85%              0.00%     0.85%
Portfolio - Class O Shares
Alger American MidCap Growth    0.80%        0.13%   0.00%   0.93%              0.00%     0.93%
Portfolio - Class O Shares
AllianceBernstein VP Utility    0.75%        0.73%   0.00%   1.48%              0.20%     1.28%
Income Portfolio - Class A
Shares
American Century VP Balanced    0.90%        0.00%   0.00%   0.90%              0.00%     0.90%
Fund - Original Class Shares
American Century VP             1.33%        0.01%   0.00%   1.34%              0.00%     1.34%
International Fund - Original
Class Shares
American Century VP Value       0.95%        0.00%   0.00%   0.95%              0.00%     0.95%
Fund - Original Class Shares
Baron Capital Asset Fund:       1.00%        0.19%   0.25%   1.44%              0.00%     1.44%
Insurance Shares
Delaware VIP Small Cap Value    0.75%        0.11%   0.00%   0.86%              0.00%     0.86%
Series - Standard Class
Dreyfus GVIT Mid Cap Index      0.40%        0.24%   0.25%   0.89%              0.00%     0.89%
Fund - Class II
Dreyfus Investment Portfolios   0.75%        0.07%   0.00%   0.82%              0.00%     0.82%
Midcap Stock Portfolio -
Initial Shares
Dreyfus VIF Appreciation        0.75%        0.05%   0.00%   0.80%              0.00%     0.80%
Portfolio - Initial Shares
Dreyfus VIF Developing          0.75%        0.07%   0.00%   0.82%              0.00%     0.82%
Leaders Portfolio - Initial
Shares
Dreyfus VIF Growth and Income   0.75%        0.07%   0.00%   0.82%              0.00%     0.82%
Portfolio - Initial Shares
Federated American Leaders      0.75%        0.35%   0.00%   1.10%              0.25%     0.85%
Fund II - Primary Shares
Federated Fund for U.S.         0.60%        0.37%   0.00%   0.97%              0.25%     0.72%
Government Securities II
Federated Capital Income Fund   0.75%        0.60%   0.00%   1.35%              0.33%     1.02%
II
INVESCO VIF-Core Equity Fund    0.75%        0.38%   0.00%   1.13%              0.00%     1.13%
- Series I Shares
INVESCO VIF-Technology Fund -   0.75%        0.41%   0.00%   1.16%              0.00%     1.16%
Series I Shares
Janus Aspen Series Balanced     0.55%        0.02%   0.00%   0.57%              0.00%     0.57%
Portfolio - Institutional
Shares*
Janus Aspen Series Flexible     0.50%        0.04%   0.00%   0.54%              0.00%     0.54%
Income Portfolio -
Institutional Shares*
Janus Aspen Series Growth       0.64%        0.02%   0.00%   0.66%              0.00%     0.66%
Portfolio - Institutional
Shares*
Janus Aspen Series Growth and   0.62%        0.18%   0.00%   0.80%              0.00%     0.80%
Income Portfolio -
Institutional Shares*
Janus Aspen Series              0.64%        0.11%   0.00%   0.75%              0.00%     0.75%
International Growth
Portfolio - Institutional
Shares*
Janus Aspen Series Worldwide    0.60%        0.06%   0.00%   0.66%              0.00%     0.66%
Growth Portfolio -
Institutional Shares*
Oppenheimer Global Securities   0.63%        0.04%   0.00%   0.67%              0.00%     0.67%
Fund/VA
PIMCO VIT High Yield Portfolio  0.25%        0.35%   0.00%   0.60%              0.00%     0.60%
PIMCO VIT Low Duration          0.25%        0.25%   0.00%   0.50%              0.00%     0.50%
Portfolio
Prudential Series Fund Equity   0.45%        0.19%   0.25%   0.89%              0.00%     0.89%
Portfolio -- Class II
SAFECO RST Core Equity
Portfolio (formerly Safeco
RST Equity
Portfolio)                      0.74%        0.06%   0.00%   0.80%              0.00%     0.80%
SAFECO RST Growth               0.74%        0.06%   0.00%   0.80%              0.00%     0.80%
Opportunities Portfolio
SAFECO RST Small-Cap Value
Portfolio (formerly Safeco RST
Small Company Value Portfolio)  0.85%        0.20%   0.00%   1.05%              0.00%     1.05%
Schwab MarketTrack Growth       0.44%        0.43%   0.00%   0.87%              0.37%     0.50%
Portfolio IITM
Schwab Money Market             0.38%        0.06%   0.00%   0.44%              0.00%     0.44%
PortfolioTM
Schwab S&P 500 Portfolio        0.20%        0.12%   0.00%   0.32%              0.04%     0.28%
Scudder Variable Series I       0.47%        0.04%   0.00%   0.51%              0.00%     0.51%
Capital Growth Portfolio -
Class A Shares
Scudder Variable Series I       0.48%        0.11%   0.00%   0.59%              0.00%     0.59%
Growth and Income Portfolio -
Class A Shares
Scudder VIT EAFE(R)Equity        0.45%        0.64%   0.00%   1.09%              0.44%     0.65%
Index Fund - Class A Shares
Scudder VIT Small Cap Index     0.35%        0.26%   0.00%   0.61%              0.16%     0.45%
Fund - Class A Shares
Strong Multi Cap Value Fund II  0.75%        0.86%   0.00%   1.61%              0.48%     1.13%
Universal Institutional Funds   0.80%        0.31%   0.00%   1.11%              0.01%     1.10%
U.S. Real Estate Portfolio - Class I Shares

*The Janus Aspen Series funds fees' are as of July 1, 2004. The period from January 1, 2004 through June 30, 2004 does not reflect these lowered fees.


                      Please keep this supplement for future reference.

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